Vacation Ownership Notes Receivable (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Interest income related to VOI notes receivable
Vacation ownership Loans - securitized	$ 18	$ 17
Vacation ownership Loans - unsecuritized	4	5
Interest income related to VOI notes receivable, net	$ 22	$ 22